Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 34,563,743	$ 30,036,448
Less: allowance for doubtful accounts
Accounts receivable	$ 34,563,743	$ 30,036,448